Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assets transfers from level 1 to level 2	$ 0	$ 0
Fair value assets transfers from level 2 to level 1	0	0
Fair value liabilities transfers from level 1 to level 2	0	0
Fair value liabilities transfers from level 2 to level 1	0	0
Fair value assets transfers into level 3	0	0
Fair value assets transfers out of level 3	0	0
Fair value liabilities transfers into level 3	0	0
Fair value liabilities transfers out of level 3	0	0
U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Investment securities	124,000,000	$ 19,900,000
Allowance for credit losses	$ 0